Capital and financial risk management - Hedging effectiveness (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	£ 8	£ 204	£ 11
Maximum
Hedging instruments
Term of foreign exchange contract	12 months
Fair value hedges | Bonds
Hedging instruments
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	£ 109	122
Net investment hedges | Net assets in foreign currency
Hedging instruments
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(77)	140
Currency Risk | Cash flow hedges
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	9
As hedged item affects profit or loss	2
Interest rate risk | Cash flow hedges | Below 10 years
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	158	169
Amount of hedge ineffectiveness recognised in profit or loss		3
As hedged item affects profit or loss	19	18
Interest rate risk | Cash flow hedges | 10-30 years
Hedging instruments
Hedging gains/(losses) recognised in other comprehensive income	29	£ 35
As hedged item affects profit or loss	£ 3